Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of Other financial liabilities [abstract]
Derivatives	¥ 425,980	¥ 437,369	¥ 231,915
Current liabilities	763,875	538,740	475,302
Non-current liabilities	323,432	360,588	189,957
Total	1,087,307	899,328	665,259
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	440,275	345,504	388,375
Other	221,052	116,454	44,969
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	425,980	437,369	231,915
Total	¥ 1,087,307	¥ 899,328	¥ 665,259